Fair Value of Financial Instruments - Additional Information (Details) - USD ($)							1 Months Ended	6 Months Ended		12 Months Ended
	Nov. 01, 2023	Dec. 29, 2022	Nov. 03, 2022	Nov. 01, 2022	Oct. 25, 2022	Apr. 28, 2022	Nov. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 28, 2024	Jan. 01, 2024	Dec. 18, 2023
Short-Term Debt [Line Items]
Expected volatility					28.10%			79.30%		79.30%	75.10%
Risk-free interest rate					4.00%			4.66%		4.66%	1.81%
Common stock, Share		375,939
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]											Fair Value Adjustment Of Derivative Liability
Fair value of private warrants								$ 0	$ 187,857	$ (2,100,123)	$ 75,000
Derivative liability								$ 1,853,694		361,704	166,000
Derivative asset										0	$ 13,000
Key Company Stockholder Forward Purchase Agreement [Member]
Short-Term Debt [Line Items]
Stock price											$ 4.21
Expected volatility						94.50%					82.20%
Risk-free interest rate						4.60%					4.50%
Percentage of Discount Rate											0.50%
Fair value of forward purchase agreement										0
Change in fair value of derivative liability											$ 25,000
Derivative asset										$ 13,000
White Lion Purchase Agreement [Member]
Short-Term Debt [Line Items]
Stock price								$ 0.01	$ 0.83	$ 0.18	$ 4.19
Expected volatility			86.50%	86.50%				78.50%	88.00%	95.30%	81.00%
Risk-free interest rate			4.53%				4.53%	4.84%	4.63%	4.23%	4.16%
Percentage of Discount Rate								25.00%	2.50%	2.50%	0.30%
Change in fair value of derivative liability											$ 1,899,000
Fair Value								$ 0	$ 0	$ 0	$ 1,000
Derivative liability										$ 1,000
Private Placement Warrants [Member]
Short-Term Debt [Line Items]
Expected volatility				6.85%				100.00%		84.00%	30.00%
Risk-free interest rate				4.27%				4.52%		4.01%	3.99%
Fair value of private warrants								$ 0	$ 0	$ 0	$ 525,000
April 2023 Convertible Note Warrants [Member]
Short-Term Debt [Line Items]
Stock price								$ 0.08		$ 0.08
Expected volatility								74.90%		74.90%
Risk-free interest rate								4.65%		4.65%
Number of derivatives remains										176,292
Change in fair value of Warrants	$ 1,552,578									$ 22,545
Fair Value of derivative excluding warrants										0
Fair Value										$ 0
April 2023 Conversion Feature Liability
Short-Term Debt [Line Items]
Expected volatility								66.50%		66.50%
Risk-free interest rate								4.94%		4.94%
Change in fair value of derivative liability										$ 560,436
Fair Value										0			$ 0
Derivative liability										$ 560,436
April 2023 Convertible Notes Under Related Party [Member]
Short-Term Debt [Line Items]
Stock price										$ 0.18
Expected volatility										73.70%
Risk-free interest rate										4.68%
Change in fair value of derivative liability										$ 288,710
Fair Value										$ 0
December 2023 Conversion Feature Liability [Member]
Short-Term Debt [Line Items]
Fair value of derivative liability, Description								At June 30, 2024, the fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $860,319 by applying the probability of a business combination of 75% to the Automatic Discount of 43%.		The fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $0.4 million by applying the probability of a business combination of 50% to the Automatic Discount of 43%.
Fair Value														$ 107,143
Derivative liability								$ 860,319		$ 400,000
May 2024 Conversion Feature Liability [Member]
Short-Term Debt [Line Items]
Fair value of derivative liability, Description								At June 30, 2024, the fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $993,375 by applying the probability of a business combination of 75% to the Automatic Discount of 100%.
Fair Value												$ 350,000
Derivative liability								$ 993,375